Schedule of Stock Options Activity (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Number of Shares, Outstanding at Beginning	527,717	69,217	69,217	468,571
Weighted-Average Exercise Price, Outstanding at Beginning	$ 4.17	$ 3.06	$ 3.06	$ 3.32
Weighted-Average Remaining Contractual Term (Years), Outstanding	8 years 10 months 20 days	9 years 4 months 6 days	9 years	7 years 29 days	7 years 4 months 24 days
Aggregate Intrinsic Value, Outstanding at Beginning	$ 112,141
Number of Shares, Granted	313,000	379,500	458,500
Weighted-Average Exercise Price, Granted	$ 3.86	$ 4.53	$ 4.34
Number of Shares, Exercised
Weighted-Average Exercise Price, Exercised
Number of Shares, Forfeited / canceled	(9,792)			(399,354)
Weighted-Average Exercise Price, Forfeited / canceled	$ 5.45
Number of Shares, Outstanding at Ending	830,925	448,717	527,717	69,217	468,571
Weighted-Average Exercise Price, Outstanding at Ending	$ 4.04	$ 4.30	$ 4.17	$ 3.06	$ 3.32
Aggregate Intrinsic Value, Outstanding at Ending		$ 174,563	$ 112,141
Number of Shares, Vested at Ending	405,102	177,985	255,826
Weighted-Average Exercise Price, Vested at Ending	$ 4.03	$ 3.91	$ 4.01
Weighted-Average Remaining Contractual Term (Years), Vested at Ending	8 years 5 months 15 days	8 years 8 months 19 days	8 years 6 months
Aggregate Intrinsic Value, Vested at Ending		$ 77,706	$ 62,193